Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.6%)
	Hecla Mining Co.	297,957	5,012
	Commercial Metals Co.	73,812	4,708
*	Coeur Mining Inc.	208,476	3,600
	UFP Industries Inc.	37,287	3,467
*	SSR Mining Inc. (XTSE)	132,584	3,087
*	Perimeter Solutions Inc.	90,706	2,529
	Avient Corp.	60,205	1,842
*	Energy Fuels Inc.	102,559	1,477
	Materion Corp.	10,820	1,322
	Quaker Chemical Corp.	9,072	1,251
	Minerals Technologies Inc.	20,495	1,202
	Innospec Inc.	15,460	1,156
*	Constellium SE	58,272	980
	Sylvamo Corp.	16,276	771
	Worthington Steel Inc.	21,230	716
*	Ecovyst Inc.	75,896	698
	Stepan Co.	13,933	632
	Kaiser Aluminum Corp.	5,090	489
	Mativ Holdings Inc.	35,227	440
*	Metallus Inc.	23,840	403
	Ryerson Holding Corp.	17,488	401
	Koppers Holdings Inc.	12,467	370
*	NWPX Infrastructure Inc.	6,278	368
	Ferroglobe plc	77,848	345
	Caledonia Mining Corp. plc	11,052	340
*,1	Encore Energy Corp.	119,778	327
	Tronox Holdings plc	78,318	324
*	LSB Industries Inc.	34,981	312
*	Magnera Corp.	21,853	309
*	Rayonier Advanced Materials Inc.	41,909	274
	AdvanSix Inc.	16,889	260
	Olympic Steel Inc.	6,525	254
*	Clearwater Paper Corp.	10,414	189
	Orion SA	36,411	185
*	Intrepid Potash Inc.	6,943	176
	Cabot Corp.	2,262	141
*	Novagold Resources Inc.	13,600	139
*	Tredegar Corp.	17,204	134
*	Ivanhoe Electric Inc.	8,066	115
*,1	Critical Metals Corp.	13,035	107
*	American Battery Technology Co.	27,156	102
*	Compass Minerals International Inc.	5,313	101
	Friedman Industries Inc.	4,291	87
*	American Vanguard Corp.	16,794	78
*	Ascent Industries Co.	5,113	72
	Valhi Inc.	1,639	21
			41,313
Consumer Discretionary (12.9%)
*	Taylor Morrison Home Corp.	63,289	3,968
	Meritage Homes Corp.	46,378	3,389
*	Asbury Automotive Group Inc.	12,794	2,976
	KB Home	43,310	2,786
*	SkyWest Inc.	26,335	2,674
	Signet Jewelers Ltd.	26,111	2,615
*	M/I Homes Inc.	17,036	2,344
	Graham Holdings Co. Class B	2,093	2,316
	Polaris Inc.	34,842	2,312
	American Eagle Outfitters Inc.	105,979	2,162
	Academy Sports & Outdoors Inc.	43,053	2,077

		Shares	Market Value ($000)
	TEGNA Inc.	104,679	2,043
	Advance Auto Parts Inc.	39,120	2,030
	Dana Inc.	86,286	1,934
*	Capri Holdings Ltd.	75,975	1,928
*	Tri Pointe Homes Inc.	56,452	1,926
*	Urban Outfitters Inc.	25,960	1,923
	Visteon Corp.	17,971	1,856
	Group 1 Automotive Inc.	4,598	1,844
	Steven Madden Ltd.	42,420	1,772
*	OPENLANE Inc.	69,390	1,765
	Kohl's Corp.	70,814	1,741
*	Laureate Education Inc.	54,768	1,692
	LCI Industries	14,356	1,632
*	Sphere Entertainment Co.	18,029	1,525
*	Goodyear Tire & Rubber Co.	169,470	1,468
*	National Vision Holdings Inc.	50,538	1,458
	Garrett Motion Inc.	87,341	1,444
	Phinia Inc.	25,208	1,364
*	Victoria's Secret & Co.	31,857	1,317
	Strategic Education Inc.	15,142	1,181
*	Knowles Corp.	51,682	1,162
	Brightstar Lottery plc	72,560	1,135
	Perdoceo Education Corp.	39,893	1,115
	Century Communities Inc.	16,921	1,105
*	Topgolf Callaway Brands Corp.	85,663	1,103
*	Peloton Interactive Inc. Class A	158,251	1,075
*	Adient plc	54,647	1,063
	La-Z-Boy Inc.	26,862	1,045
*	Sally Beauty Holdings Inc.	65,644	1,041
*	Central Garden & Pet Co. Class A	32,898	1,018
	Marriott Vacations Worldwide Corp.	18,254	997
*	Lionsgate Studios Corp.	132,839	991
*	JetBlue Airways Corp.	214,394	980
	Rush Enterprises Inc. Class A	17,913	933
	Interface Inc.	33,203	927
*	Green Brick Partners Inc.	13,357	907
	Leggett & Platt Inc.	86,575	888
	Steelcase Inc. Class A	54,350	885
	Red Rock Resorts Inc. Class A	14,206	832
	Papa John's International Inc.	19,356	814
	Winmark Corp.	1,926	792
	Worthington Enterprises Inc.	13,834	759
	Carter's Inc.	23,101	737
	PROG Holdings Inc.	25,517	734
*	G-III Apparel Group Ltd.	24,981	728
*	Gentherm Inc.	19,766	705
	MillerKnoll Inc.	44,468	704
*	LGI Homes Inc.	13,432	699
*	AMC Entertainment Holdings Inc. Class A	281,804	690
*	RealReal Inc.	46,113	668
	Winnebago Industries Inc.	17,701	641
*	GigaCloud Technology Inc. Class A	16,182	600
*	Allegiant Travel Co.	7,723	587
*	TripAdvisor Inc.	39,197	583
	HNI Corp.	12,401	515
	Standard Motor Products Inc.	13,662	513
	Kontoor Brands Inc.	6,837	508
*	ODP Corp.	17,862	500
*	American Axle & Manufacturing Holdings Inc.	75,128	494
	Matthews International Corp. Class A	19,306	474
*	Pursuit Attractions & Hospitality Inc.	12,891	443
*	Integral Ad Science Holding Corp.	42,340	435
*	Cars.com Inc.	37,365	433
*	Beazer Homes USA Inc.	18,333	419
*	Hovnanian Enterprises Inc. Class A	3,099	408
	Upbound Group Inc.	22,328	400
	Sinclair Inc.	25,199	397
	Scholastic Corp.	13,219	391
	Sonic Automotive Inc. Class A	6,203	391
	Golden Entertainment Inc.	12,633	379

		Shares	Market Value ($000)
	Monro Inc.	19,385	363
	Ethan Allen Interiors Inc.	15,110	357
	A-Mark Precious Metals Inc.	12,352	355
	Oxford Industries Inc.	9,202	351
*	Cooper-Standard Holdings Inc.	10,958	342
*	Malibu Boats Inc. Class A	12,013	341
*	Eastman Kodak Co.	41,251	315
*	iHeartMedia Inc. Class A	77,899	306
	Cracker Barrel Old Country Store Inc.	10,501	303
*	Fox Factory Holding Corp.	20,444	302
*	Dream Finders Homes Inc. Class A	14,965	296
*	Helen of Troy Ltd.	14,911	283
	Gray Media Inc.	57,034	281
*	Sabre Corp.	174,716	281
*	Stitch Fix Inc. Class A	64,694	275
*	MarineMax Inc.	11,606	271
	Dine Brands Global Inc.	8,436	264
	Atmus Filtration Technologies Inc.	5,211	264
	Caleres Inc.	21,623	253
	Smith & Wesson Brands Inc.	28,493	248
*	Clean Energy Fuels Corp.	111,838	244
*	Zumiez Inc.	9,310	242
	Marcus Corp.	15,164	238
*	Genesco Inc.	6,112	219
*	Bed Bath & Beyond Inc.	35,811	216
	Arko Corp.	44,500	212
	Movado Group Inc.	10,051	210
	Haverty Furniture Cos. Inc.	8,759	208
	Sturm Ruger & Co. Inc.	6,804	205
*	Portillo's Inc. Class A	38,573	201
*	Corsair Gaming Inc.	30,646	200
	Shoe Carnival Inc.	11,925	197
*	MasterCraft Boat Holdings Inc.	10,627	196
*	Sun Country Airlines Holdings Inc.	14,235	195
*	Central Garden & Pet Co.	5,633	192
*	Six Flags Entertainment Corp.	12,666	192
*	Strattec Security Corp.	2,494	187
*	El Pollo Loco Holdings Inc.	17,066	186
*	AMC Networks Inc. Class A	20,822	186
*	Denny's Corp.	29,868	184
	Krispy Kreme Inc.	43,522	182
*	BJ's Restaurants Inc.	4,706	180
	National CineMedia Inc.	41,325	178
*	EW Scripps Co. Class A	40,517	171
*	Holley Inc.	38,383	164
*	Boston Omaha Corp. Class A	13,048	162
*,1	Webtoon Entertainment Inc.	11,575	161
*	Nexxen International Ltd.	24,876	161
	Rush Enterprises Inc. Class B	2,843	152
*	Petco Health & Wellness Co. Inc.	46,765	150
	Bloomin' Brands Inc.	20,279	144
	Johnson Outdoors Inc. Class A	3,522	144
	Cricut Inc. Class A	30,238	143
*	Citi Trends Inc.	3,079	139
	Rocky Brands Inc.	4,542	138
*	Biglari Holdings Inc. Class B	436	128
*	Lands' End Inc.	7,673	121
	Weyco Group Inc.	3,968	119
*	Sonos Inc.	6,255	116
*	Motorcar Parts of America Inc.	8,677	114
	Playtika Holding Corp.	27,794	113
*	Legacy Housing Corp.	5,561	111
*	Outdoor Holding Co.	56,661	104
*	America's Car-Mart Inc.	4,750	103
*	Barnes & Noble Education Inc.	10,721	100
	JAKKS Pacific Inc.	5,851	96
	Flexsteel Industries Inc.	2,384	94
*	Reservoir Media Inc.	12,076	92
	Designer Brands Inc. Class A	20,725	90
	Entravision Communications Corp. Class A	32,534	90

		Shares	Market Value ($000)
	Lakeland Industries Inc.	5,885	89
*	OneWater Marine Inc. Class A	7,203	88
*	Daily Journal Corp.	187	86
	Escalade Inc.	6,514	86
	Bassett Furniture Industries Inc.	5,250	82
*	Starz Entertainment Corp.	7,485	82
*	Frontier Group Holdings Inc.	17,654	81
*	McGraw Hill Inc.	4,433	78
	Buckle Inc.	1,365	77
*	Funko Inc. Class A	23,321	74
	Hamilton Beach Brands Holding Co. Class A	4,640	74
	J Jill Inc.	4,716	74
	Superior Group of Cos. Inc.	7,141	69
*	Tile Shop Holdings Inc.	10,589	69
	Clarus Corp.	18,945	68
*,1	Faraday Future Intelligent Electric Inc.	57,370	66
*	Sleep Number Corp.	12,432	63
*	Newsmax Inc.	7,163	59
*	American Outdoor Brands Inc.	7,917	57
	John Wiley & Sons Inc. Class A	1,549	56
*	Global Business Travel Group I	6,862	53
	Virco Mfg. Corp.	7,187	51
	RCI Hospitality Holdings Inc.	2,047	50
*	Lovesac Co.	3,274	47
*	1-800-Flowers.com Inc. Class A	13,689	47
*	USA TODAY Co. Inc.	9,182	46
*	Turtle Beach Corp.	3,111	43
*	Gaia Inc.	10,991	42
	Jack in the Box Inc.	1,920	38
*	Mister Car Wash Inc.	6,876	37
*	Playstudios Inc.	56,934	37
*	United Parks & Resorts Inc.	891	32
*	Torrid Holdings Inc.	21,918	29
*	Latham Group Inc.	3,487	25
*	American Public Education Inc.	613	21
	Marine Products Corp.	2,520	21
*	Traeger Inc.	20,437	19
	Nathan's Famous Inc.	191	18
*	Teads Holding Co.	23,272	16
*	Savers Value Village Inc.	1,720	16
*,1	Luminar Technologies Inc.	18,065	16
*	BARK Inc.	21,142	15
*	NextNRG Inc.	8,526	10
*	flyExclusive Inc.	2,707	9
*	Vuzix Corp.	2,812	8
	CuriosityStream Inc.	1,672	8
	CompX International Inc.	301	7
*	European Wax Center Inc. Class A	1,589	6
*	Phoenix Education Partners Inc.	168	6
*	Black Rock Coffee Bar Inc. Class A	233	5
			116,582
Consumer Staples (1.5%)
*	United Natural Foods Inc.	39,111	1,459
	Andersons Inc.	21,389	1,102
	Spectrum Brands Holdings Inc.	15,444	917
	Universal Corp.	15,840	836
	Fresh Del Monte Produce Inc.	21,728	785
*	TreeHouse Foods Inc.	32,571	778
	Ingles Markets Inc. Class A	9,491	730
	Weis Markets Inc.	10,840	704
*	Grocery Outlet Holding Corp.	61,545	685
	Dole plc	45,742	662
	Edgewell Personal Care Co.	29,494	527
	Utz Brands Inc.	46,983	455
*	Simply Good Foods Co.	21,768	428
*	Seneca Foods Corp. Class A	3,012	364
*	Mission Produce Inc.	27,548	331
	Nu Skin Enterprises Inc. Class A	31,900	316
	B&G Foods Inc.	50,057	231

		Shares	Market Value ($000)
*	Herbalife Ltd.	17,449	222
	MGP Ingredients Inc.	9,251	211
	Village Super Market Inc. Class A	6,030	208
	ACCO Brands Corp.	57,575	198
*	Nature's Sunshine Products Inc.	8,428	174
	Energizer Holdings Inc.	9,230	168
	Limoneira Co.	10,740	149
	John B Sanfilippo & Son Inc.	2,051	149
*	USANA Health Sciences Inc.	7,039	140
	Turning Point Brands Inc.	1,252	125
	Alico Inc.	3,444	120
*	Olaplex Holdings Inc.	90,529	103
*	Honest Co. Inc.	30,036	81
*	Medifast Inc.	6,939	76
	Oil-Dri Corp. of America	1,322	72
*	Waldencast plc Class A	27,286	69
*	HF Foods Group Inc.	25,884	65
*	Hain Celestial Group Inc.	58,365	64
*	Beyond Meat Inc.	43,510	43
	Calavo Growers Inc.	950	20
*	Beauty Health Co.	11,185	17
			13,784
Energy (7.4%)
*	CNX Resources Corp.	89,033	3,458
	Murphy Oil Corp.	88,156	2,827
	Warrior Met Coal Inc.	33,965	2,659
	Noble Corp. plc	82,314	2,520
*	Transocean Ltd. (XNYS)	554,897	2,447
	Golar LNG Ltd.	65,108	2,406
*	Valaris Ltd.	41,537	2,343
	Magnolia Oil & Gas Corp. Class A	97,308	2,252
	Peabody Energy Corp.	79,741	2,172
	California Resources Corp.	44,135	2,109
	PBF Energy Inc. Class A	54,676	1,885
	Liberty Energy Inc.	103,156	1,834
	Core Natural Resources Inc.	22,230	1,778
	Helmerich & Payne Inc.	62,707	1,750
*	Nextpower Inc. Class A	19,041	1,745
*	DNOW Inc.	119,286	1,665
*	Plug Power Inc.	711,993	1,431
	SM Energy Co.	74,043	1,411
	Northern Oil & Gas Inc.	62,873	1,408
	Patterson-UTI Energy Inc.	229,150	1,331
	Crescent Energy Co. Class A	115,769	1,092
*	Par Pacific Holdings Inc.	23,450	1,070
*	Expro Group Holdings NV	67,801	946
*	Talos Energy Inc.	77,936	893
*	Alpha Metallurgical Resources Inc.	5,312	846
*	Seadrill Ltd.	25,788	787
*	Shoals Technologies Group Inc. Class A	91,349	766
*	Calumet Inc.	39,560	764
	World Kinect Corp.	31,405	728
*	Ameresco Inc. Class A	20,822	723
*	Bristow Group Inc.	18,460	692
*	TETRA Technologies Inc.	82,350	640
*	NPK International Inc.	50,826	626
*	Centrus Energy Corp. Class A	2,294	595
	Select Water Solutions Inc.	57,377	580
*	Array Technologies Inc.	76,989	578
*	Diversified Energy Co.	37,439	563
*	Innovex International Inc.	25,067	552
*	Borr Drilling Ltd.	161,441	534
*	ProPetro Holding Corp.	52,025	498
*	National Energy Services Reunited Corp.	35,687	497
*	Nabors Industries Ltd. (XNYS)	9,952	496
*	REX American Resources Corp.	14,418	476
*	Solid Power Inc.	90,039	468
*	Helix Energy Solutions Group Inc.	69,286	461
	Core Laboratories Inc.	30,309	458

		Shares	Market Value ($000)
*	Green Plains Inc.	41,514	429
	Vitesse Energy Inc.	19,208	406
*	Comstock Resources Inc.	14,695	395
	SunCoke Energy Inc.	55,188	360
*	Vital Energy Inc.	19,451	349
*	Kosmos Energy Ltd.	308,015	345
	SandRidge Energy Inc.	23,488	332
*	Gevo Inc.	150,039	321
	RPC Inc.	58,176	309
*	BKV Corp.	10,768	297
*	T1 Energy Inc.	71,887	296
	Kinetik Holdings Inc.	8,344	289
*	Oil States International Inc.	38,141	240
*	EVgo Inc.	70,686	229
*	Forum Energy Technologies Inc.	7,275	228
	VAALCO Energy Inc.	58,869	211
	Riley Exploration Permian Inc.	7,128	195
*	Fluence Energy Inc.	9,293	183
	Granite Ridge Resources Inc.	34,745	179
	Ranger Energy Services Inc. Class A	13,173	178
*	Oceaneering International Inc.	7,059	172
	Berry Corp.	49,639	168
*	Matrix Service Co.	13,229	155
*	Summit Midstream Corp.	6,132	154
	Natural Gas Services Group Inc.	4,812	149
*,1	New Fortress Energy Inc.	111,082	136
	NACCO Industries Inc. Class A	2,566	124
	Atlas Energy Solutions Inc.	14,145	122
	W&T Offshore Inc.	63,968	113
*	Infinity Natural Resources Inc. Class A	8,460	112
	Flowco Holdings Inc. Class A	5,804	98
*	Flotek Industries Inc.	6,662	95
*	SEACOR Marine Holdings Inc.	13,243	94
*	Tidewater Inc.	1,735	94
[1]	HighPeak Energy Inc.	11,788	79
*	Kolibri Global Energy Inc.	15,399	62
*	Montauk Renewables Inc.	34,149	56
	FutureFuel Corp.	16,218	54
*	DMC Global Inc.	8,459	53
	Epsilon Energy Ltd.	11,121	53
*,1	SunPower Inc.	29,796	52
*	PrimeEnergy Resources Corp.	181	33
*	Hallador Energy Co.	1,376	28
*	Mammoth Energy Services Inc.	14,952	28
*	ProFrac Holding Corp. Class A	7,942	28
*	XCF Global Inc. Class A	14,247	11
	Evolution Petroleum Corp.	2,365	9
*	OPAL Fuels Inc. Class A	2,958	7
*	WaterBridge Infrastructure LLC, Class A	323	7
			66,877
Financials (25.8%)
	Cadence Bank	121,456	4,839
	UMB Financial Corp.	43,233	4,802
	Jackson Financial Inc. Class A	46,656	4,573
	Old National Bancorp	201,460	4,378
	Essent Group Ltd.	63,394	3,979
*	Riot Platforms Inc.	227,136	3,664
	Home BancShares Inc.	122,552	3,439
	United Bankshares Inc.	92,088	3,429
	Hancock Whitney Corp.	56,013	3,394
	Ameris Bancorp	43,044	3,261
	Atlantic Union Bankshares Corp.	92,870	3,142
	Radian Group Inc.	88,315	3,140
*	MARA Holdings Inc.	242,286	2,861
	Associated Banc-Corp.	108,218	2,845
	Glacier Bancorp Inc.	67,269	2,845
	Eastern Bankshares Inc.	144,179	2,715
	Valley National Bancorp	238,410	2,699
	CNO Financial Group Inc.	62,666	2,565

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	19,061	2,565
*	Axos Financial Inc.	30,860	2,536
	United Community Banks Inc.	79,732	2,437
	Flagstar Bank NA	198,090	2,425
*	Genworth Financial Inc.	268,316	2,329
*	Texas Capital Bancshares Inc.	25,565	2,305
	Independent Bank Corp. (XNGS)	31,831	2,293
	Renasant Corp.	61,553	2,181
	Fulton Financial Corp.	118,803	2,156
	BankUnited Inc.	49,163	2,124
	Cathay General Bancorp	43,856	2,124
	International Bancshares Corp.	31,780	2,113
	Bread Financial Holdings Inc.	30,546	2,069
	Blackstone Mortgage Trust Inc. Class A	105,908	2,062
	WSFS Financial Corp.	36,451	2,034
*	NMI Holdings Inc.	50,946	1,944
	First Interstate BancSystem Inc. Class A	58,454	1,920
	WesBanco Inc.	58,327	1,882
	Seacoast Banking Corp. of Florida	55,378	1,748
	Simmons First National Corp. Class A	92,661	1,719
	CVB Financial Corp.	86,151	1,695
	WaFd Inc.	51,418	1,628
	Mercury General Corp.	17,461	1,626
	Towne Bank	47,879	1,606
	First Financial Bancorp	62,185	1,547
	Community Financial System Inc.	26,807	1,522
	FB Financial Corp.	26,889	1,502
	Park National Corp.	9,674	1,485
	Banc of California Inc.	77,874	1,436
	Trustmark Corp.	36,850	1,433
	Banner Corp.	22,244	1,397
	Walker & Dunlop Inc.	21,566	1,394
	Stewart Information Services Corp.	18,156	1,391
	Beacon Financial Corp.	54,071	1,384
	Provident Financial Services Inc.	70,215	1,347
	First Bancorp / Southern Pines NC	26,318	1,343
*	LendingClub Corp.	73,466	1,330
	First Merchants Corp.	36,019	1,327
	First Busey Corp.	55,551	1,308
	Enterprise Financial Services Corp.	23,790	1,299
	NBT Bancorp Inc.	31,334	1,299
	ARMOUR Residential REIT Inc.	72,403	1,269
	Bank of NT Butterfield & Son Ltd.	27,264	1,266
*	SiriusPoint Ltd.	59,923	1,246
*	Customers Bancorp Inc.	17,695	1,219
	Horace Mann Educators Corp.	26,612	1,218
	Dynex Capital Inc.	84,827	1,188
	OFG Bancorp	28,980	1,151
	Northwest Bancshares Inc.	94,727	1,133
	First Commonwealth Financial Corp.	68,063	1,106
	Arbor Realty Trust Inc.	123,468	1,100
	Nelnet Inc. Class A	8,440	1,091
	Hilltop Holdings Inc.	28,991	995
	S&T Bancorp Inc.	24,813	980
	Stellar Bancorp Inc.	30,521	965
	First BanCorp (XNYS)	47,957	948
	TriCo Bancshares	19,666	946
	German American Bancorp Inc.	23,495	933
	National Bank Holdings Corp. Class A	24,566	914
	QCR Holdings Inc.	10,718	875
	Banco Latinoamericano de Comercio Exterior SA	18,500	831
	Ladder Capital Corp.	74,674	825
	Ellington Financial Inc.	59,888	820
*	Hamilton Insurance Group Ltd. Class B	29,730	811
	Hope Bancorp Inc.	76,260	810
*	ProAssurance Corp.	33,230	800
	Nicolet Bankshares Inc.	6,244	787
	Westamerica BanCorp	16,006	768
*	Encore Capital Group Inc.	14,756	766
	Artisan Partners Asset Management Inc. Class A	18,236	756

		Shares	Market Value ($000)
	1st Source Corp.	11,999	749
	PennyMac Mortgage Investment Trust	56,663	728
	Safety Insurance Group Inc.	9,572	728
	Enact Holdings Inc.	18,810	728
	Fidelis Insurance Holdings Ltd.	37,680	717
	Preferred Bank	7,570	715
	OceanFirst Financial Corp.	37,150	700
	Virtus Investment Partners Inc.	4,268	681
	Peoples Bancorp Inc.	22,836	677
	Origin Bancorp Inc.	18,361	668
	Chimera Investment Corp.	51,453	658
	MFA Financial Inc.	66,791	643
	Employers Holdings Inc.	15,622	623
	Old Second Bancorp Inc.	32,677	616
	Bank First Corp.	4,915	613
	Tompkins Financial Corp.	8,731	603
	Cannae Holdings Inc.	37,386	602
	Dime Community Bancshares Inc.	21,184	601
	Orchid Island Capital Inc.	83,069	601
	Univest Financial Corp.	18,708	595
	ConnectOne Bancorp Inc.	23,305	589
	Community Trust Bancorp Inc.	10,361	575
	Burke & Herbert Financial Services Corp.	8,743	570
	Byline Bancorp Inc.	20,312	567
	Franklin BSP Realty Trust Inc. REIT	53,649	559
	Navient Corp.	45,037	558
	Southside Bancshares Inc.	18,744	550
	Merchants Bancorp	16,775	548
	First Mid Bancshares Inc.	14,125	538
	Hanmi Financial Corp.	19,449	537
	Capitol Federal Financial Inc.	79,971	529
	Heritage Financial Corp.	22,092	529
	TrustCo Bank Corp. NY	12,268	517
	NB Bancorp Inc.	26,253	514
	Central Pacific Financial Corp.	17,262	513
	United Fire Group Inc.	13,611	498
	Horizon Bancorp Inc.	28,310	485
	Business First Bancshares Inc.	18,486	481
	Redwood Trust Inc.	86,756	478
	Brightspire Capital Inc.	85,051	477
	Mercantile Bank Corp.	10,305	474
	CNB Financial Corp.	18,150	470
	Apollo Commercial Real Estate Finance Inc.	45,794	464
	Burford Capital Ltd.	47,466	454
	Amalgamated Financial Corp.	15,158	445
*	Triumph Financial Inc.	8,087	442
	Orrstown Financial Services Inc.	12,320	441
	Camden National Corp.	10,856	439
	Lakeland Financial Corp.	7,313	426
	Heritage Commerce Corp.	38,913	424
	Independent Bank Corp.	13,000	424
	HomeTrust Bancshares Inc.	10,325	423
	MidWestOne Financial Group Inc.	10,691	423
	Adamas Trust Inc.	55,124	420
	F&G Annuities & Life Inc.	12,982	419
	Universal Insurance Holdings Inc.	12,615	418
*	PRA Group Inc.	25,748	417
	Live Oak Bancshares Inc.	12,932	413
	City Holding Co.	3,333	404
	Equity Bancshares Inc. Class A	9,210	401
	Financial Institutions Inc.	13,102	401
	TPG RE Finance Trust Inc.	43,893	399
	Bank of Hawaii Corp.	5,845	383
	Marex Group plc	10,978	382
	Republic Bancorp Inc. Class A	5,523	381
	First Financial Corp.	6,483	378
	Capital City Bank Group Inc.	8,946	375
	Mid Penn Bancorp Inc.	12,744	372
	Selective Insurance Group Inc.	4,651	365
	Washington Trust Bancorp Inc.	12,624	359

		Shares	Market Value ($000)
	Invesco Mortgage Capital Inc. REIT	43,710	358
	Flushing Financial Corp.	21,194	348
[1]	Brookfield Business Corp. Class A	9,883	345
	Metropolitan Bank Holding Corp.	4,590	342
	First Community Bankshares Inc.	10,106	338
	Two Harbors Investment Corp.	32,926	334
	Great Southern Bancorp Inc.	5,514	332
	Alerus Financial Corp.	15,318	330
	Southern Missouri Bancorp Inc.	5,809	327
	ACNB Corp.	6,667	323
	Farmers National Banc Corp.	23,642	321
	Compass Diversified Holdings	43,438	320
*	Third Coast Bancshares Inc.	8,290	316
	KKR Real Estate Finance Trust Inc.	37,126	315
	South Plains Financial Inc.	8,271	313
	Arrow Financial Corp.	10,133	306
	Shore Bancshares Inc.	16,788	293
*	Forge Global Holdings Inc.	6,579	292
	Hingham Institution for Savings	994	291
	Bar Harbor Bankshares	9,712	290
	SmartFinancial Inc.	7,811	283
	Civista Bancshares Inc.	12,408	282
	ChoiceOne Financial Services Inc.	9,216	281
	Eagle Bancorp Inc.	14,651	278
	Ready Capital Corp.	108,619	275
*	Firstsun Capital Bancorp	8,185	274
	Amerant Bancorp Inc.	14,474	272
*	Columbia Financial Inc.	16,710	265
	Peoples Financial Services Corp.	5,414	264
	Bank of Marin Bancorp	9,699	262
*	World Acceptance Corp.	1,697	262
*	Southern First Bancshares Inc.	5,146	261
	Kearny Financial Corp.	37,643	259
*	Octave Specialty Group Inc.	28,112	253
	First Business Financial Services Inc.	4,827	252
	Sierra Bancorp	8,001	249
	Home Bancorp Inc.	4,444	247
	AMERISAFE Inc.	5,935	242
*	California BanCorp	12,391	241
	Goosehead Insurance Inc. Class A	3,283	235
*	First Foundation Inc.	43,395	231
*	Greenlight Capital Re Ltd. Class A	17,435	230
*	Carter Bankshares Inc.	12,454	229
*	MBIA Inc.	30,086	227
	Northfield Bancorp Inc.	21,054	226
	First Bank	14,140	222
	Donegal Group Inc. Class A	10,956	221
	RBB Bancorp	11,138	221
	Midland States Bancorp Inc.	13,330	217
	Red River Bancshares Inc.	3,044	213
	Investors Title Co.	752	210
	Tiptree Inc.	11,030	207
	MVB Financial Corp.	7,494	203
*	Ponce Financial Group Inc.	12,684	202
	Community West Bancshares	8,843	200
	Farmers & Merchants Bancorp Inc.	8,136	199
*	Claros Mortgage Trust Inc.	59,637	199
*	Onity Group Inc.	4,403	196
	Citizens & Northern Corp.	9,694	195
	BayCom Corp.	6,663	194
	Regional Management Corp.	5,112	194
	Blue Ridge Bankshares Inc.	43,839	190
	Colony Bankcorp Inc.	10,928	187
*	GBank Financial Holdings Inc.	5,531	187
*	Mechanics Bancorp Class A	11,870	184
	West BanCorp. Inc.	8,289	184
	HBT Financial Inc.	7,559	183
*	Slide Insurance Holdings Inc.	10,850	183
	Northeast Bank	2,049	182
	Ares Commercial Real Estate Corp.	34,096	181

		Shares	Market Value ($000)
	First Bancorp Inc. (XNGS)	6,970	178
	Bankwell Financial Group Inc.	3,843	176
	Plumas Bancorp	4,052	176
	FS Bancorp Inc.	4,282	175
*	Hippo Holdings Inc.	5,325	175
*,1	Citizens Inc.	29,147	174
	NewtekOne Inc.	16,091	172
	Northeast Community Bancorp Inc.	8,012	170
	John Marshall Bancorp Inc.	8,474	169
	Middlefield Banc Corp.	4,790	167
	Northrim BanCorp Inc.	6,758	166
	Peapack-Gladstone Financial Corp.	6,055	164
	Timberland Bancorp Inc.	4,805	164
*	Better Home & Finance Holding Co.	3,389	164
	Capital Bancorp Inc.	5,859	163
	Primis Financial Corp.	14,522	163
	Diamond Hill Investment Group Inc.	1,376	162
	Norwood Financial Corp.	5,582	160
	Waterstone Financial Inc.	10,190	160
	Citizens Financial Services Inc.	2,779	155
*	loanDepot Inc. Class A	53,746	152
	Chicago Atlantic Real Estate Finance Inc.	11,874	152
	First United Corp.	3,919	150
	AG Mortgage Investment Trust Inc.	18,081	148
*	Aspen Insurance Holdings Ltd. Class A	3,990	148
	Orange County Bancorp Inc.	5,426	147
	Investar Holding Corp.	5,899	146
	Parke Bancorp Inc.	6,394	146
	Franklin Financial Services Corp.	2,728	146
	Western New England Bancorp Inc.	11,847	145
*	FB Bancorp Inc.	11,495	145
	LCNB Corp.	9,055	144
	Chemung Financial Corp.	2,686	141
*	Blue Foundry Bancorp	12,310	140
	James River Group Holdings Inc.	23,762	140
	C&F Financial Corp.	1,970	137
	Metrocity Bankshares Inc.	5,062	135
	Fidelity D&D Bancorp Inc.	3,067	134
	PCB Bancorp	6,093	132
*	Oportun Financial Corp.	25,525	132
	Hawthorn Bancshares Inc.	3,829	130
	FVCBankcorp Inc.	10,169	129
	Ames National Corp.	5,799	127
*	Open Lending Corp.	66,077	126
	Unity Bancorp Inc.	2,494	125
	Virginia National Bankshares Corp.	3,073	125
	BancFirst Corp.	1,116	124
	Oak Valley Bancorp	4,406	124
*	Bridgewater Bancshares Inc.	7,103	123
	Five Star Bancorp	3,545	122
*	Abacus Global Management Inc.	18,304	121
*	Velocity Financial Inc.	6,198	120
	Northpointe Bancshares Inc.	6,890	120
	National Bankshares Inc.	4,010	118
	First National Corp.	4,736	116
	Bank7 Corp.	2,675	111
	First Savings Financial Group Inc.	3,576	111
*	AlTi Global Inc.	27,442	111
	Jefferson Capital Inc.	5,145	108
	CB Financial Services Inc.	3,005	107
	Citizens Community Bancorp Inc.	6,185	107
	Eagle Financial Services Inc.	2,812	106
	First Community Corp.	3,628	105
	First Capital Inc.	2,098	105
	Medallion Financial Corp.	10,492	104
	Princeton Bancorp Inc.	3,015	104
*	BV Financial Inc.	5,578	102
	Cohen & Steers Inc.	1,580	100
*	Pioneer Bancorp Inc.	7,256	97
*	Porch Group Inc.	10,059	97

		Shares	Market Value ($000)
	Federal Agricultural Mortgage Corp. Class C	554	95
	Ohio Valley Banc Corp.	2,453	95
*	Heritage Insurance Holdings Inc.	3,248	94
	OP Bancorp	6,932	93
	Linkbancorp Inc.	12,184	93
	Peoples Bancorp of North Carolina Inc.	2,721	89
	American Coastal Insurance Corp.	7,433	89
*	Bakkt Holdings Inc.	5,671	89
	United Security Bancshares	8,915	88
*	Security National Financial Corp. Class A	9,968	86
*	ECB Bancorp Inc.	4,963	86
	BankFinancial Corp.	7,192	85
	Landmark Bancorp Inc.	2,924	85
	Seven Hills Realty Trust	9,729	85
	MainStreet Bancshares Inc.	4,301	84
*	First Western Financial Inc.	3,463	84
	Finward Bancorp	2,209	84
	SB Financial Group Inc.	3,830	82
	Westwood Holdings Group Inc.	4,802	81
	BCB Bancorp Inc.	10,006	80
	USCB Financial Holdings Inc.	4,499	80
	Eagle Bancorp Montana Inc.	4,767	79
	SR Bancorp Inc.	5,070	78
	Meridian Corp.	4,795	77
*	eHealth Inc.	18,553	76
	Richmond Mutual BanCorp. Inc.	5,380	74
*	ACRES Commercial Realty Corp.	3,470	74
	Nexpoint Real Estate Finance Inc.	4,938	72
	Silvercrest Asset Management Group Inc. Class A	5,161	71
	Rithm Property Trust Inc.	25,665	69
	Riverview Bancorp Inc.	13,162	69
*	American Integrity Insurance Group Inc.	3,269	69
*	Finance Of America Cos. Inc. Class A	2,857	68
	NexPoint Diversified Real Estate Trust	22,836	66
	Sunrise Realty Trust Inc.	6,562	66
	Stock Yards Bancorp Inc.	983	65
	Hanover Bancorp Inc.	2,875	65
	Sound Financial Bancorp Inc.	1,375	61
*	NI Holdings Inc.	4,405	60
*	CoastalSouth Bancshares Inc.	2,684	60
	CF Bankshares Inc.	2,470	59
*	Consumer Portfolio Services Inc.	6,415	53
	First Internet Bancorp	2,585	49
*	Ategrity Specialty Holdings LLC	2,573	49
	Lument Finance Trust Inc.	29,450	48
*	Chain Bridge Bancorp Inc. Class A	1,388	44
*	Finwise Bancorp	2,343	42
	Greene County Bancorp Inc.	1,811	41
	Angel Oak Mortgage REIT Inc.	4,600	40
	GCM Grosvenor Inc. Class A	3,328	37
*	Selectquote Inc.	25,088	36
	Advanced Flower Capital Inc.	11,843	35
	SWK Holdings Corp.	1,920	33
*	Rhinebeck Bancorp Inc.	2,907	32
*	Triller Group Inc.	66,439	27
*	Siebert Financial Corp.	8,182	26
*	Prairie Operating Co.	13,931	26
*	LendingTree Inc.	420	24
	MarketWise Inc.	1,275	21
*	Miami International Holdings Inc.	207	9
	Kingstone Cos. Inc.	519	8
*	GoHealth Inc. Class A	2,746	8
*	Kestrel Group Ltd.	450	7
	Union Bankshares Inc.	203	5
*	Neptune Insurance Holdings Inc. Class A	154	4
*	Avidbank Holdings Inc.	108	3
	Value Line Inc.	50	2
*	Gemini Space Station Inc. Class A	161	2

		Shares	Market Value ($000)
*,2	Sterling Bancorp Inc.	14,650	—
			231,968
Health Care (10.6%)
*	Cytokinetics Inc.	67,664	4,610
*	Vaxcyte Inc.	74,605	3,701
*,1	CRISPR Therapeutics AG	53,980	2,886
*	Praxis Precision Medicines Inc.	12,379	2,432
*	LivaNova plc	35,540	2,268
*	Ligand Pharmaceuticals Inc.	11,016	2,238
*	GRAIL Inc.	20,230	2,233
*	Cidara Therapeutics Inc.	10,063	2,213
*	Ideaya Biosciences Inc.	52,155	1,858
*	Denali Therapeutics Inc.	81,843	1,593
*	Prestige Consumer Healthcare Inc.	26,400	1,572
*	Supernus Pharmaceuticals Inc.	32,255	1,471
*	Pediatrix Medical Group Inc.	55,351	1,333
*	Terns Pharmaceuticals Inc.	47,149	1,325
*	Nuvation Bio Inc.	149,981	1,204
*	Celldex Therapeutics Inc.	43,184	1,167
	National HealthCare Corp.	8,336	1,136
	Select Medical Holdings Corp.	72,479	1,123
*	Enovis Corp.	37,103	1,123
*	Omnicell Inc.	30,224	1,103
*	Olema Pharmaceuticals Inc.	38,853	1,100
*	Agios Pharmaceuticals Inc.	36,672	1,071
*	Dyne Therapeutics Inc.	48,541	1,063
*	10X Genomics Inc. Class A	51,309	965
*	Azenta Inc.	26,441	940
*	NeoGenomics Inc.	75,545	914
	CONMED Corp.	20,531	891
*	Nurix Therapeutics Inc.	49,627	877
*	Surgery Partners Inc.	50,035	854
*	Neogen Corp.	141,644	847
*	PTC Therapeutics Inc.	9,433	811
*	Xencor Inc.	45,564	789
*	Alkermes plc	26,320	779
*	Fortrea Holdings Inc.	59,351	754
*	Addus HomeCare Corp.	6,166	741
*	Castle Biosciences Inc.	18,480	738
*	RadNet Inc.	8,461	701
*	Teladoc Health Inc.	92,218	700
*	QuidelOrtho Corp.	24,988	683
*	Relay Therapeutics Inc.	85,823	680
*	Pacira BioSciences Inc.	27,292	643
*	AdaptHealth Corp.	65,955	637
*	Kura Oncology Inc.	52,106	633
*	Amphastar Pharmaceuticals Inc.	22,356	619
*	Upstream Bio Inc.	21,192	606
*	Janux Therapeutics Inc.	17,284	589
*	ICU Medical Inc.	3,912	581
*	Intellia Therapeutics Inc.	64,186	577
*	Integra LifeSciences Holdings Corp.	43,570	572
*	EyePoint Pharmaceuticals Inc.	38,038	564
*	Oruka Therapeutics Inc.	17,669	532
*	Tango Therapeutics Inc.	46,798	511
*	Inhibrx Biosciences Inc.	5,856	493
*	Monte Rosa Therapeutics Inc.	30,212	489
*	Healthcare Services Group Inc.	25,890	486
*	Kodiak Sciences Inc.	21,114	485
*	Arvinas Inc.	38,256	481
*	Replimune Group Inc.	45,117	451
*	Myriad Genetics Inc.	58,776	448
*	Maze Therapeutics Inc.	11,872	448
*	Cytek Biosciences Inc.	76,998	435
*	Dianthus Therapeutics Inc.	9,796	431
	Embecta Corp.	33,740	430
*	Mind Medicine MindMed Inc.	33,677	426
*	Day One Biopharmaceuticals Inc.	44,793	425
*	Iovance Biotherapeutics Inc.	168,308	416

		Shares	Market Value ($000)
*	Pacific Biosciences of California Inc.	178,866	415
*	AMN Healthcare Services Inc.	24,678	411
*	REGENXBIO Inc.	30,380	407
*	Zenas Biopharma Inc.	10,472	407
*	Orthofix Medical Inc.	25,079	404
*	Septerna Inc.	13,782	400
*	Waystar Holding Corp.	10,819	399
*	Fulgent Genetics Inc.	13,341	395
*	Indivior plc	11,698	393
*	Emergent BioSolutions Inc.	35,122	392
*	Bicara Therapeutics Inc.	20,968	389
*	Avidity Biosciences Inc.	5,414	388
*	Tactile Systems Technology Inc.	14,978	385
*	Keros Therapeutics Inc.	21,894	383
*	Cullinan Therapeutics Inc.	32,901	374
*	Vir Biotechnology Inc.	57,755	371
*	OPKO Health Inc.	266,187	362
*	Avanos Medical Inc.	30,527	358
*	Erasca Inc.	111,953	355
*	Tyra Biosciences Inc.	15,538	351
*	Personalis Inc.	32,327	347
*	Esperion Therapeutics Inc.	86,181	346
*	MBX Biosciences Inc.	9,993	345
*	Rapport Therapeutics Inc.	11,449	340
*	Sana Biotechnology Inc.	76,884	331
*	ORIC Pharmaceuticals Inc.	26,896	320
*	Spyre Therapeutics Inc.	10,599	318
*	Phathom Pharmaceuticals Inc.	19,937	311
*	Varex Imaging Corp.	26,623	308
*	Arcus Biosciences Inc.	11,751	307
*	Astria Therapeutics Inc.	24,016	304
*	4D Molecular Therapeutics Inc.	25,898	302
*	Viridian Therapeutics Inc.	9,430	301
*	Enhabit Inc.	32,522	291
*	Standard BioTools Inc.	192,201	288
	US Physical Therapy Inc.	3,847	284
*	Fulcrum Therapeutics Inc.	25,893	283
*	Alumis Inc.	36,448	280
*	Annexon Inc.	61,765	278
	Jade Biosciences Inc.	20,912	268
*	Prothena Corp. plc	24,046	259
*	Maravai LifeSciences Holdings Inc. Class A	71,321	258
*	LifeStance Health Group Inc.	37,971	247
*	AngioDynamics Inc.	19,784	245
*	Merit Medical Systems Inc.	2,707	234
	HealthStream Inc.	9,221	232
*	Akebia Therapeutics Inc.	144,113	228
*	Aquestive Therapeutics Inc.	36,599	227
*	Ginkgo Bioworks Holdings Inc.	23,601	219
*	Artivion Inc.	4,589	214
*	Evolent Health Inc. Class A	50,827	213
*	Cogent Biosciences Inc.	5,278	212
*	Solid Biosciences Inc.	38,479	209
*	Vanda Pharmaceuticals Inc.	35,939	193
*	Entrada Therapeutics Inc.	18,370	189
*	Brookdale Senior Living Inc.	16,917	188
*	Prime Medicine Inc.	49,100	188
*	Scholar Rock Holding Corp.	4,255	187
*	Enanta Pharmaceuticals Inc.	13,010	184
*	Compass Therapeutics Inc.	30,430	177
*	Quanterix Corp.	23,732	172
*	Lexeo Therapeutics Inc.	16,388	162
*	Aclaris Therapeutics Inc.	56,469	160
*	Rocket Pharmaceuticals Inc.	45,870	157
*	Amneal Pharmaceuticals Inc.	12,370	155
*	Protara Therapeutics Inc.	20,844	154
*	OrthoPediatrics Corp.	8,289	153
*	Atea Pharmaceuticals Inc.	49,415	153
*	Amylyx Pharmaceuticals Inc.	10,089	151
*	Design Therapeutics Inc.	15,652	147

		Shares	Market Value ($000)
*	Allogene Therapeutics Inc.	99,012	145
*	Quantum-Si Inc.	102,522	145
*	BioAge Labs Inc.	15,303	145
*	Semler Scientific Inc.	6,541	142
*,1	Nano-X Imaging Ltd.	31,568	141
*	Puma Biotechnology Inc.	27,371	138
*	Verastem Inc.	12,858	137
*	Owens & Minor Inc.	49,615	135
*	Neurogene Inc.	6,344	134
*	Editas Medicine Inc.	54,426	131
*	Health Catalyst Inc.	43,605	130
*	Aura Biosciences Inc.	19,607	129
*	Travere Therapeutics Inc.	3,599	127
*,1	Tectonic Therapeutic Inc.	5,868	126
*	Ardent Health Inc.	14,075	124
*	Voyager Therapeutics Inc.	30,058	123
*	STAAR Surgical Co.	4,542	121
*	UroGen Pharma Ltd.	4,214	121
*	Novavax Inc.	17,088	120
*	OraSure Technologies Inc.	48,460	115
*	MaxCyte Inc.	65,207	115
	Utah Medical Products Inc.	1,990	112
*	Inogen Inc.	15,324	109
*	Larimar Therapeutics Inc.	30,747	109
*	Innoviva Inc.	4,955	108
*	Community Health Systems Inc.	30,381	105
*	Heron Therapeutics Inc.	87,575	102
*	Theravance Biopharma Inc.	4,790	97
*	Celcuity Inc.	960	97
*	Beta Bionics Inc.	3,047	96
*	Tonix Pharmaceuticals Holding Corp.	5,775	92
*	Fennec Pharmaceuticals Inc.	11,074	91
*	OmniAb Inc.	50,139	91
	Concentra Group Holdings Parent Inc.	4,448	91
*	Perspective Therapeutics Inc.	38,429	90
*,1	Humacyte Inc.	61,897	84
*	Fate Therapeutics Inc.	68,965	79
	Acme United Corp.	2,137	79
*	Anika Therapeutics Inc.	7,824	77
*	Syndax Pharmaceuticals Inc.	3,688	73
*	Aveanna Healthcare Holdings Inc.	7,743	72
*	Rezolute Inc.	7,072	69
*	Arcturus Therapeutics Holdings Inc.	10,048	68
*	TriSalus Life Sciences Inc.	9,876	68
*	PACS Group Inc.	1,963	66
*	Definitive Healthcare Corp.	22,862	65
*	WaVe Life Sciences Ltd.	8,290	64
*,1	Coherus Oncology Inc.	46,253	63
*	ImmunityBio Inc.	26,341	62
*	DocGo Inc.	59,633	61
*	MeiraGTx Holdings plc	6,927	58
*	Eledon Pharmaceuticals Inc.	35,460	58
*	XOMA Royalty Corp.	1,778	57
*	Absci Corp.	17,673	56
*	Alector Inc.	41,523	55
*	Inhibikase Therapeutics Inc.	35,654	54
*	Nkarta Inc.	28,055	53
*,1	Cardiff Oncology Inc.	21,179	48
*	Cartesian Therapeutics Inc. (XNMS)	6,151	46
*	Omeros Corp.	4,638	45
*	Innovage Holding Corp.	7,878	42
*	Sonida Senior Living Inc.	1,308	42
*,1	Omada Health Inc.	2,249	42
*	Lifecore Biomedical Inc.	4,966	39
*	Aldeyra Therapeutics Inc.	6,538	36
*	Biote Corp. Class A	13,209	36
	SIGA Technologies Inc.	5,477	33
*	Palvella Therapeutics Inc.	308	32
*	Ironwood Pharmaceuticals Inc.	8,311	29
*	Foghorn Therapeutics Inc.	6,066	29

		Shares	Market Value ($000)
*	Outset Medical Inc.	6,343	29
*	Kestra Medical Technologies Ltd.	1,032	28
*	LifeMD Inc.	7,064	27
*	Lucid Diagnostics Inc.	25,481	27
*	908 Devices Inc.	4,137	26
*	Precigen Inc.	6,367	24
*	Korro Bio Inc.	4,282	24
*	Billiontoone Inc. Class A	183	24
*	Arbutus Biopharma Corp.	5,240	23
*	Carlsmed Inc.	1,399	23
*	Codexis Inc.	9,701	17
*	Aardvark Therapeutics Inc.	1,608	16
*	Shoulder Innovations Inc.	984	15
*	SBC Medical Group Holdings Inc.	3,420	12
*	Candel Therapeutics Inc.	2,310	11
*,1	Tvardi Therapeutics Inc.	2,727	11
*,1	AirSculpt Technologies Inc.	2,700	10
*	CapsoVision Inc.	1,617	9
*	Abeona Therapeutics Inc.	1,511	8
*	Stereotaxis Inc.	2,792	7
*	MediWound Ltd.	411	7
*	Atlantic International Corp.	3,520	7
*	HeartFlow Inc.	222	7
*	MapLight Therapeutics Inc.	520	7
*	Evommune Inc.	316	7
*	Accuray Inc.	4,443	5
*,2	Inhibrx Inc. CVR	7,780	5
*	aTyr Pharma Inc.	3,821	3
*	Tevogen Bio Holdings Inc.	6,639	3
*,2	Third Harmonic Bio Inc.	16,307	1
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			95,150
Industrials (11.9%)
*	Fluor Corp.	106,763	4,583
	GATX Corp.	21,546	3,446
	EnerSys	23,656	3,385
*	Resideo Technologies Inc.	89,941	2,967
	Enpro Inc.	12,029	2,681
	JBT Marel Corp.	17,658	2,482
	Arcosa Inc.	22,807	2,430
	Matson Inc.	21,180	2,308
	HB Fuller Co.	35,810	2,087
*	Tutor Perini Corp.	29,034	1,990
	Terex Corp.	41,853	1,934
	Otter Tail Corp.	23,421	1,925
	Boise Cascade Co.	24,747	1,887
*	Mercury Systems Inc.	25,995	1,817
	ABM Industries Inc.	40,440	1,739
	UniFirst Corp.	9,850	1,700
	Scorpio Tankers Inc.	29,019	1,664
*	Itron Inc.	15,188	1,504
	Hub Group Inc. Class A	38,770	1,495
	Atkore Inc.	21,854	1,463
	Hillenbrand Inc.	45,828	1,459
*	AAR Corp.	17,380	1,446
	International Seaways Inc.	26,086	1,382
	Kennametal Inc.	49,431	1,368
*	RXO Inc.	99,989	1,322
*	ASGN Inc.	28,070	1,263
	Korn Ferry	18,192	1,197
	Helios Technologies Inc.	21,530	1,162
*	Hillman Solutions Corp.	129,565	1,134
	Greif Inc. Class A	16,613	1,090
*	CoreCivic Inc.	59,691	1,077
	DHT Holdings Inc.	82,650	1,077
	Bel Fuse Inc. Class B	6,778	1,044
*	O-I Glass Inc.	75,301	1,015
*	Gibraltar Industries Inc.	19,340	966

		Shares	Market Value ($000)
	ArcBest Corp.	14,806	950
	ICF International Inc.	12,055	941
*	Masterbrand Inc.	82,194	912
	Teekay Tankers Ltd. Class A	15,695	905
	Tennant Co.	12,169	890
	Greenbrier Cos. Inc.	19,612	872
	Werner Enterprises Inc.	32,318	826
*	TIC Solutions Inc.	84,543	822
*	Ducommun Inc.	8,948	820
*	Proto Labs Inc.	15,402	783
	Heidrick & Struggles International Inc.	13,288	782
	Trinity Industries Inc.	28,653	760
	Alamo Group Inc.	4,645	745
	TriMas Corp.	21,504	733
	Pitney Bowes Inc.	70,896	699
*	Thermon Group Holdings Inc.	18,705	657
	Astec Industries Inc.	14,796	655
	Albany International Corp. Class A	13,662	651
*	Marqeta Inc. Class A	135,375	648
	SFL Corp. Ltd.	78,565	647
	Alight Inc. Class A	279,953	647
*	Intuitive Machines Inc.	66,860	635
*	V2X Inc.	11,558	634
	Dorian LPG Ltd.	24,009	595
*	BrightView Holdings Inc.	46,534	587
	Deluxe Corp.	28,624	582
*	Great Lakes Dredge & Dock Corp.	43,194	552
*	Montrose Environmental Group Inc.	20,751	532
*	Cimpress plc	7,639	526
*	American Woodmark Corp.	9,287	512
	Apogee Enterprises Inc.	14,037	511
	Vestis Corp.	74,874	485
	Nordic American Tankers Ltd.	132,509	482
	Allient Inc.	8,716	469
	PagSeguro Digital Ltd. Class A	44,268	464
*	Green Dot Corp. Class A	34,757	437
	Costamare Inc.	28,596	437
*	FLEX LNG Ltd.	17,175	436
	Granite Construction Inc.	3,926	422
	Genco Shipping & Trading Ltd.	21,895	414
	McGrath RentCorp.	3,814	393
	Quanex Building Products Corp.	30,019	389
	Marten Transport Ltd.	37,891	388
	Navigator Holdings Ltd.	21,084	377
	Myers Industries Inc.	20,671	373
	VSE Corp.	2,047	369
	Standex International Corp.	1,433	351
*	Janus International Group Inc.	55,122	342
*	I3 Verticals Inc. Class A	13,885	329
	Teekay Corp. Ltd.	33,828	329
	National Presto Industries Inc.	3,395	319
*	BlueLinx Holdings Inc.	4,953	309
	Columbus McKinnon Corp.	18,399	303
*	Resolute Holdings Management Inc.	1,691	300
	Preformed Line Products Co.	1,447	297
*	Willdan Group Inc.	2,897	292
	Primoris Services Corp.	2,258	286
	Miller Industries Inc.	7,243	281
	Ennis Inc.	16,028	280
	Ardmore Shipping Corp.	22,408	274
	Aebi Schmidt Holding AG	22,533	268
*	Vishay Precision Group Inc.	7,766	265
*	Titan International Inc.	31,915	258
*	Manitowoc Co. Inc.	22,506	254
	Ardagh Metal Packaging SA	67,584	253
*	Titan Machinery Inc.	13,614	252
*	Custom Truck One Source Inc.	39,083	250
*	Donnelley Financial Solutions Inc.	4,867	239
*	CryoPort Inc.	24,662	237
	Heartland Express Inc.	28,984	228

		Shares	Market Value ($000)
	Wabash National Corp.	26,979	228
*	First Advantage Corp.	16,173	225
	Hyster-Yale Inc.	7,699	224
	Luxfer Holdings plc	17,609	220
	Greif Inc. Class B	2,974	212
*	Cross Country Healthcare Inc.	20,340	209
	Willis Lease Finance Corp.	1,676	206
*	Orion Group Holdings Inc.	19,800	198
*	Forward Air Corp.	8,623	198
	Safe Bulkers Inc.	36,352	192
*	Conduent Inc.	97,912	190
*	Atlanticus Holdings Corp.	3,217	190
*	Strata Critical Medical Inc.	42,316	184
*	3D Systems Corp.	85,512	178
*	L B Foster Co. Class A	6,511	176
*	Himalaya Shipping Ltd.	19,497	175
*	Repay Holdings Corp.	51,129	170
	Kelly Services Inc. Class A	19,529	169
*	Transcat Inc.	2,983	169
*	Hudson Technologies Inc.	24,712	168
	Insteel Industries Inc.	5,500	168
*	Target Hospitality Corp.	21,260	166
	Covenant Logistics Group Inc.	8,276	165
*	Microvast Holdings Inc.	46,481	164
*	Paysafe Ltd.	21,293	164
*	Ranpak Holdings Corp.	30,943	153
*	Hyliion Holdings Corp.	81,434	153
*	JELD-WEN Holding Inc.	55,410	148
*	Mayville Engineering Co. Inc.	8,417	143
*	Aspen Aerogels Inc.	42,951	138
	Pangaea Logistics Solutions Ltd.	19,262	135
	Bel Fuse Inc. Class A	1,021	134
*	AerSale Corp.	20,724	134
	Park-Ohio Holdings Corp.	6,197	133
*	Radiant Logistics Inc.	21,350	133
*	Mistras Group Inc.	10,612	127
*	Proficient Auto Logistics Inc.	15,218	124
	Park Aerospace Corp.	5,592	108
*	Core Molding Technologies Inc.	5,638	107
	Resources Connection Inc.	20,965	101
*	Flywire Corp.	7,248	101
*	Astronics Corp.	1,672	91
*	TrueBlue Inc.	18,452	90
*	Gencor Industries Inc.	6,668	89
*	Costamare Bulkers Holdings Ltd.	5,373	89
	Concrete Pumping Holdings Inc.	13,789	87
*	Palladyne AI Corp.	15,263	87
*	Acacia Research Corp.	22,048	82
	Information Services Group Inc.	14,563	78
	Eastern Co.	3,780	74
	LSI Industries Inc.	4,036	74
	Kronos Worldwide Inc.	14,064	71
	EVI Industries Inc.	3,261	67
	Universal Logistics Holdings Inc.	4,354	65
	Douglas Dynamics Inc.	1,940	63
*	CompoSecure Inc. Class A	2,988	59
*	Advantage Solutions Inc.	60,765	58
*	Sezzle Inc.	942	58
*	Voyager Technologies Inc. Class A	2,551	57
*	Forrester Research Inc.	7,379	53
	Kforce Inc.	1,801	53
	Alta Equipment Group Inc.	10,842	53
*	AirJoule Technologies Corp.	15,727	51
*	TTEC Holdings Inc.	12,817	43
	Cass Information Systems Inc.	924	39
*	PAMT Corp.	3,936	35
	NL Industries Inc.	6,066	34
	Quad / Graphics Inc.	5,561	32
*	Skillsoft Corp.	2,870	29
	HireQuest Inc.	3,225	28

		Shares	Market Value ($000)
*	Southland Holdings Inc.	8,392	27
	Trinseo plc	21,948	21
*	Power Solutions International Inc.	353	19
*	Bowman Consulting Group Ltd.	455	17
*	Legence Corp. Class A	368	17
*	Distribution Solutions Group Inc.	580	16
*	Satellogic Inc. Class A	9,442	16
*	Franklin Covey Co.	979	15
*	AIRO Group Holdings Inc.	1,296	11
*	Arrive AI Inc.	2,430	10
*	Alliance Laundry Holdings Inc.	303	7
*	Beta Technologies Inc. Class A	266	7
*	Pattern Group Inc. Class A	331	5
*	Firefly Aerospace Inc.	204	4
			107,392
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—
Real Estate (10.2%)
	CareTrust REIT Inc.	125,117	4,696
	Terreno Realty Corp.	66,574	4,180
	Essential Properties Realty Trust Inc.	129,155	4,089
	American Healthcare REIT Inc.	66,889	3,397
	Kite Realty Group Trust	143,577	3,322
	Sabra Health Care REIT Inc.	154,691	3,018
	Macerich Co.	165,915	2,880
	HA Sustainable Infrastructure Capital Inc.	78,176	2,686
	Independence Realty Trust Inc.	153,167	2,627
*	Cushman & Wakefield Ltd.	151,248	2,533
	Phillips Edison & Co. Inc.	67,387	2,392
	COPT Defense Properties	74,234	2,281
	SL Green Realty Corp.	46,938	2,212
	Broadstone Net Lease Inc.	123,525	2,170
	PotlatchDeltic Corp.	48,431	1,949
	National Health Investors Inc.	23,301	1,852
	LXP Industrial Trust	37,996	1,843
	Acadia Realty Trust	86,012	1,769
	Newmark Group Inc. Class A	100,922	1,754
	Apple Hospitality REIT Inc.	146,122	1,737
	Urban Edge Properties	82,914	1,594
	Four Corners Property Trust Inc.	65,083	1,565
	Curbline Properties Corp.	63,446	1,519
	InvenTrust Properties Corp.	50,922	1,453
	Douglas Emmett Inc.	106,069	1,293
	DigitalBridge Group Inc.	111,085	1,079
	LTC Properties Inc.	29,512	1,077
	Sunstone Hotel Investors Inc.	114,734	1,074
	Global Net Lease Inc.	129,944	1,067
	Elme Communities	57,087	991
*	Anywhere Real Estate Inc.	68,951	983
	Getty Realty Corp.	34,343	978
	Innovative Industrial Properties Inc.	18,026	891
	Pebblebrook Hotel Trust	76,308	865
	Sila Realty Trust Inc.	36,100	863
	NETSTREIT Corp.	46,393	850
*	Paramount Group Inc.	121,391	800
	Xenia Hotels & Resorts Inc.	55,289	773
	Veris Residential Inc.	51,204	771
	Kennedy-Wilson Holdings Inc.	78,600	765
	Alexander & Baldwin Inc.	47,384	741
	JBG SMITH Properties	40,409	737
	Centerspace	10,912	728
	RLJ Lodging Trust	96,301	726
	Piedmont Realty Trust Inc.	80,740	706
	Diversified Healthcare Trust	142,625	689
	Smartstop Self Storage REIT Inc.	20,224	661
	American Assets Trust Inc.	33,800	659
	Empire State Realty Trust Inc. Class A	89,300	628
	Easterly Government Properties Inc.	26,849	585

		Shares	Market Value ($000)
	Plymouth Industrial REIT Inc.	26,615	584
	DiamondRock Hospitality Co.	56,600	516
	Safehold Inc.	36,341	504
*	Hudson Pacific Properties Inc.	241,046	477
	Marcus & Millichap Inc.	15,571	456
	Whitestone REIT	29,551	393
	Brandywine Realty Trust	111,356	382
	Summit Hotel Properties Inc.	71,223	382
	CTO Realty Growth Inc.	19,836	359
	Armada Hoffler Properties Inc.	51,646	339
	Peakstone Realty Trust REIT	23,727	324
	NexPoint Residential Trust Inc.	10,094	321
*	Forestar Group Inc.	12,517	319
	NET Lease Office Properties	9,667	285
	Global Medical REIT Inc.	8,397	278
	Community Healthcare Trust Inc.	17,763	277
	Gladstone Commercial Corp.	24,574	272
	Farmland Partners Inc.	26,906	265
	One Liberty Properties Inc.	12,033	251
	SITE Centers Corp.	32,653	240
	Tanger Inc.	6,922	232
	Postal Realty Trust Inc. Class A	14,765	229
*	Tejon Ranch Co.	13,842	225
	Gladstone Land Corp.	22,511	210
	Chatham Lodging Trust	30,808	209
	Apartment Investment & Management Co. Class A	36,524	209
	FrontView REIT Inc.	12,537	192
	Industrial Logistics Properties Trust	34,563	191
	Service Properties Trust	101,554	177
*	FRP Holdings Inc.	7,498	175
	City Office REIT Inc.	25,200	172
	RMR Group Inc. Class A	10,000	152
	Alpine Income Property Trust Inc.	8,180	142
*	Douglas Elliman Inc.	47,266	125
*	Seaport Entertainment Group Inc.	4,808	103
	BRT Apartments Corp.	6,980	102
	Braemar Hotels & Resorts Inc.	37,994	101
*	Stratus Properties Inc.	4,509	100
*	RE / MAX Holdings Inc. Class A	11,811	97
	CBL & Associates Properties Inc.	2,850	95
	Modiv Industrial Inc.	6,026	90
*	Transcontinental Realty Investors Inc.	1,223	56
	Franklin Street Properties Corp.	48,775	51
	Universal Health Realty Income Trust	1,109	45
	Clipper Realty Inc.	8,308	30
*	Mobile Infrastructure Corp.	9,290	29
	Saul Centers Inc.	626	19
*	Fermi Inc.	893	15
*	American Realty Investors Inc.	733	12
*	Logistic Properties of The Americas Class A	2,041	7
	Strawberry Fields REIT Inc.	459	6
*	Maui Land & Pineapple Co. Inc.	174	3
			92,323
Technology (6.1%)
*	TTM Technologies Inc.	65,592	4,603
*	Cipher Mining Inc.	172,612	3,513
*	Sanmina Corp.	18,826	2,940
*	Hut 8 Corp.	61,409	2,763
*	Cleanspark Inc.	180,838	2,731
*	Axcelis Technologies Inc.	19,489	1,613
*	Synaptics Inc.	22,925	1,571
	ePlus Inc.	17,252	1,546
*	Diodes Inc.	30,036	1,388
*	NetScout Systems Inc.	45,317	1,218
*	ACM Research Inc. Class A	32,983	1,102
*	Veeco Instruments Inc.	37,144	1,086
	Vishay Intertechnology Inc.	78,665	1,075
*	Insight Enterprises Inc.	12,354	1,069
	Benchmark Electronics Inc.	23,190	1,042

		Shares	Market Value ($000)
*	Fastly Inc. Class A	88,848	1,036
*	nLight Inc.	29,409	1,036
*	Rogers Corp.	12,221	1,024
*	NCR Voyix Corp.	91,528	925
*,1	BigBear.ai Holdings Inc.	143,982	913
*	Applied Digital Corp.	33,418	906
*	Ziff Davis Inc.	27,077	889
*	Photronics Inc.	37,662	863
*	Cohu Inc.	29,691	722
*	MaxLinear Inc.	46,162	719
*	FormFactor Inc.	12,788	704
	CTS Corp.	16,252	688
*	Ultra Clean Holdings Inc.	26,922	683
*	Penguin Solutions Inc.	33,694	682
*	Navitas Semiconductor Corp.	72,064	630
	Kulicke & Soffa Industries Inc.	13,951	629
*	Box Inc. Class A	20,291	599
*	ScanSource Inc.	13,636	561
*	Core Scientific Inc.	30,982	523
*	Bit Digital Inc.	206,290	491
*	Kimball Electronics Inc.	15,733	455
	PC Connection Inc.	7,310	424
*	Powerfleet Inc. NJ	80,765	401
*	Daktronics Inc.	20,743	393
*	PAR Technology Corp.	10,910	377
*	Ichor Holdings Ltd.	22,032	370
*,1	Rumble Inc.	52,877	358
*	N-able Inc.	46,559	335
	Shutterstock Inc.	15,820	329
*	Alpha & Omega Semiconductor Ltd.	16,187	328
*	Angi Inc.	26,500	303
*	indie Semiconductor Inc. Class A	77,220	275
*	Consensus Cloud Solutions Inc.	12,611	275
*	Blackbaud Inc.	4,825	272
	OneSpan Inc.	20,387	249
*	PubMatic Inc. Class A	27,479	248
*	Arteris Inc.	16,862	242
*	Nextdoor Holdings Inc.	137,253	240
	Xerox Holdings Corp.	77,160	215
*	Mitek Systems Inc.	23,380	207
*	Telos Corp.	34,870	202
*	Cerence Inc.	18,179	201
*	Bandwidth Inc. Class A	13,542	193
*,1	Chaince Digital Holdings Inc.	19,317	186
*	Plexus Corp.	1,223	175
	Methode Electronics Inc.	21,823	165
*	Terawulf Inc.	10,316	160
	CSG Systems International Inc.	1,919	151
*	Bumble Inc. Class A	41,781	148
*	ON24 Inc.	24,122	137
*	Asure Software Inc.	17,032	136
	Immersion Corp.	17,785	126
*	Eventbrite Inc. Class A	49,426	123
	A10 Networks Inc.	7,060	122
*	Digital Turbine Inc.	23,644	113
*	Getty Images Holdings Inc.	70,993	109
*	TrueCar Inc.	50,766	108
	Adeia Inc.	8,677	107
*	Rimini Street Inc.	26,076	99
*	TechTarget Inc.	16,905	88
*	Aehr Test Systems	3,625	83
	Richardson Electronics Ltd.	7,791	81
*	Tucows Inc. Class A	3,682	80
*	Aeluma Inc.	5,730	80
*	Grid Dynamics Holdings Inc.	8,051	71
*	Diebold Nixdorf Inc.	976	63
*	MicroVision Inc.	58,165	55
*	Rackspace Technology Inc.	40,231	43
*	Blaize Holdings Inc.	16,998	43
*	CEVA Inc.	1,833	40

		Shares	Market Value ($000)
*	eGain Corp.	3,711	39
*	Domo Inc. Class B	2,966	34
*	Serve Robotics Inc.	3,327	34
*	CS Disco Inc.	4,478	32
*	Expensify Inc. Class A	17,854	28
*	Ambiq Micro Inc.	1,073	26
	Hackett Group Inc.	1,266	23
*	Unisys Corp.	8,737	23
*	Silvaco Group Inc.	4,961	23
*	Netskope Inc. Class A	817	15
*	Vroom Inc.	604	12
*	Figure Technology Solutions Inc. Class A	322	12
*	Airship AI Holdings Inc.	2,744	10
	CSP Inc.	728	8
*	Whitefiber Inc.	349	7
*	Stubhub Holdings Inc. Class A	566	7
*	Vivid Seats Inc. Class A	731	6
*	Via Transportation Inc. Class A	168	6
*	Navan Inc. Class A	353	6
*	Neonode Inc.	819	2
			54,620
Telecommunications (2.2%)
*	EchoStar Corp. Class A	88,177	6,462
*	Viasat Inc.	76,765	2,635
	Telephone & Data Systems Inc.	64,918	2,614
*	CommScope Holding Co. Inc.	53,026	1,047
*	Digi International Inc.	23,623	988
*	Liberty Latin America Ltd. Class C	82,205	719
	Uniti Group Inc.	92,903	592
*	Lumen Technologies Inc.	71,718	582
*	Harmonic Inc.	54,698	523
*	NETGEAR Inc.	17,929	474
	Cable One Inc.	3,335	391
	Shenandoah Telecommunications Co.	33,760	369
*	Optimum Communications Inc. Class A	144,670	275
*	Applied Optoelectronics Inc.	7,278	195
*	Ribbon Communications Inc.	61,681	176
	Spok Holdings Inc.	13,252	176
*	Liberty Latin America Ltd. Class A	20,151	175
*	8x8 Inc.	88,227	171
*	WideOpenWest Inc.	32,623	169
*	Xperi Inc.	28,784	167
*	Aviat Networks Inc.	7,512	166
	ATN International Inc.	6,402	135
*	Clearfield Inc.	4,278	126
	IDT Corp. Class B	2,381	119
*	Inseego Corp.	6,503	71
			19,517
Utilities (6.6%)
*,1	Oklo Inc.	54,146	4,948
	Ormat Technologies Inc. (XNYS)	39,734	4,486
	TXNM Energy Inc.	63,199	3,694
	Portland General Electric Co.	71,714	3,644
	Brookfield Infrastructure Corp. Class A (XTSE)	78,541	3,585
	Southwest Gas Holdings Inc.	42,108	3,497
	Black Hills Corp.	47,281	3,489
	Spire Inc.	37,954	3,365
	ONE Gas Inc.	38,958	3,262
	New Jersey Resources Corp.	65,776	3,162
	Northwestern Energy Group Inc.	40,182	2,776
*	Sunrun Inc.	136,495	2,764
	ALLETE Inc.	38,080	2,575
	Avista Corp.	52,432	2,170
	California Water Service Group	38,829	1,762
	Chesapeake Utilities Corp.	9,871	1,373
*	Hawaiian Electric Industries Inc.	113,227	1,332
	Northwest Natural Holding Co.	26,270	1,300
	H2O America	20,630	958
	MGE Energy Inc.	11,535	955

		Shares	Market Value ($000)
*	Enviri Corp.	49,452	907
	American States Water Co.	8,697	642
	Unitil Corp.	10,426	524
	Middlesex Water Co.	9,735	499
	Excelerate Energy Inc. Class A	14,933	419
	York Water Co.	7,818	255
	Consolidated Water Co. Ltd.	6,861	235
	Genie Energy Ltd. Class B	12,428	180
*	Pure Cycle Corp.	12,747	145
*	Perma-Fix Environmental Services Inc.	9,435	116
	RGC Resources Inc.	5,047	114
*	Arq Inc.	20,386	76
*	Net Power Inc.	21,886	63
*,1	NANO Nuclear Energy Inc.	1,191	39
	Global Water Resources Inc.	774	7
			59,318
Total Common Stocks (Cost $802,702)			898,844
Rights (0.0%)
*	Seven Hills Realty Trust Exp. 12/4/2025 (Cost $—)	9,805	—
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	853	3
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $8,351)	83,533	8,353
Total Investments (100.7%) (Cost $811,053)			907,200
Other Assets and Liabilities—Net (-0.7%)			(6,598)
Net Assets (100%)			900,602
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,341.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,724 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	14	1,754	64
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	898,838	—	6	898,844
Rights	—	—	—	—
Warrants	—	3	—	3
Temporary Cash Investments	8,353	—	—	8,353
Total	907,191	3	6	907,200
Derivative Financial Instruments
Assets
Futures Contracts[1]	64	—	—	64
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.